N-4	Oct. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT VA B
Entity Central Index Key	0000859607
Entity Investment Company Type	N-4
Document Period End Date	Oct. 28, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Underlying Fund Portfolios and Revised Adviser/Sub-adviser	Revised Current Expenses
Vanguard VIF Diversified Value Portfolio Advised by: Barrow, Hanley, Mewhinney, & Strauss, LLC	0.28%	Vanguard VIF Diversified Value Portfolio Advised by: Aristotle Capital Management, LLC, Harris Associates L.P., and Hotchkis and Wiley Capital Management, LLC	0.30%

Vanguard VIF Diversified Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC, Harris Associates L.P., and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.30%